UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bandera Partners LLC
Address:   50 Broad Street, Suite 1820
           New York, NY 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory Bylinsky
Title:     Managing Director
Phone:     212-232-4582

Signature, Place, and Date of Signing:

     /s/ Gregory Bylinsky               New York, NY        August 15, 2011
-----------------------------------    ---------------      ---------------
            [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              17
                                            --------------------

Form 13F Information Table Value Total:           $190,607
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                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

Column 1                       Column 2   Column 3    Column 4         Column 5         Column 6   Column 7         Column 8
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                               TITLE OF               VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP     (X$1000)*  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
AFC ENTERPRISES INC            COM       00104Q 10 7  17,433     1,059,754  SH         SOLE                  1,059,754

AMBASSADORS GROUP INC          COM       023177 10 8  7,256      821,730    SH         SOLE                  821,730

AMERICAN APPAREL INC           COM       023850 10 0  1,019      1,144,634  SH         SOLE                  1,144,634

ASSISTED LIVING CONCPT NEV N   CL A NEW  04544X 30 0  31,576     1,881,736  SH         SOLE                  1,881,736

BIRNER DENTAL MGMT SERVICES    COM NEW   091283 20 0  498        25,406     SH         SOLE                  25,406

COLE KENNETH PRODTNS INC       CL A      193294 10 5  7,158      573,063    SH         SOLE                  573,063

DAILY JOURNAL CORP             COM       233912 10 4  238        3,312      SH         SOLE                  3,312

DOVER SADDLERY CORP            COM       260412 10 1  187        40,067     SH         SOLE                  40,067

GENERAL MTRS CO                COM       37045V 10 0  5,465      180,000    SH         SOLE                  180,000

HILLTOP HOLDINGS INC           COM       432748 10 1  23,225     2,627,289  SH         SOLE                  2,627,289

LUBYS INC                      COM       549282 10 1  14,233     2,578,494  SH         SOLE                  2,578,494

MAKEMUSIC INC                  COM NEW   56086P 20 2  1,710      343,472    SH         SOLE                  343,472

MICROSOFT CORP                 COM       594918 10 4  13,650     525,000    SH         SOLE                  525,000

MODUSLINK GLOBAL SOLUTIONS I   COM       60786L 10 7  6,660      1,486,707  SH         SOLE                  1,486,707

SARATOGA INVT CORP             COM NEW   80349A 20 8  1,528      74,187     SH         SOLE                  74,187

STAR GAS PARTNERS L P          UNIT LTD  85512C 10 5  45,868     8,573,509  SH         SOLE                  8,573,509
                               PARTNR

TANDY LEATHER FACTORY INC      COM       87538X 10 5  12,903     2,515,197  SH         SOLE                  2,515,197

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* Value for purposes of this Form 13F is determined based solely upon the price at the close of trading on the last trading day of the calendar quarter, as per Special Instruction 9 to Form 13F.